Document and Entity Information	May 19, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001124105
Document Type	8-K/A
Document Period End Date	May 19, 2022
Entity Registrant Name	CATALYST BIOSCIENCES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	000-51173
Entity Tax Identification Number	56-2020050
Entity Address, Address Line One	611 Gateway Blvd
Entity Address, Address Line Two	Suite 710
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	871-0761
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	CBIO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to the Original Form 8-K amends and supplements the Original Form 8-K solely to amend and restate Item 9.01 to the Original Form 8-K to file the pro forma financial information as Exhibit 99.2, to add Exhibit 99.2 to the exhibit list and to include a hyperlink to such Exhibit 99.2. Such pro forma financial information was inadvertently included in the Original Form 8-K as part of Exhibit 99.1 thereto.